Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventory

Inventory, net of inventory reserves, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Raw materials	$7,215	$5,114
Work in process	7,980	5,439
Finished goods	17,580	15,570
Total inventory	$32,775	$26,123